Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balances (in shares) at Jun. 30, 2015	38,609,086
Balances at Jun. 30, 2015	$ 3,900	$ 155,600	$ (108,900)	$ 18,900	$ 69,500
Change in fair value of investments				100	100
Net loss			(25,400)		(25,400)
Total Comprehensive loss					(25,300)
Restricted stock units issued, net (in shares)	31,401
Restricted stock units issued, net					0
Share-based compensation		2,000			$ 2,000
Balances (in shares) at Jun. 30, 2016	38,640,487				38,640,487
Balances at Jun. 30, 2016	$ 3,900	157,600	(134,300)	19,000	$ 46,200
Change in fair value of investments
Net loss			(29,400)		(29,400)
Total Comprehensive loss					(29,400)
Share-based compensation		2,000	(100)		$ 1,900
Balances (in shares) at Jun. 30, 2017	38,649,237				38,649,237
Balances at Jun. 30, 2017	$ 3,900	159,600	(163,800)	19,000	$ 18,700
Common stock issued (in shares)	8,750
Common stock issued					0
Net loss			(5,300)		(5,300)
Share-based compensation		500			$ 500
Balances (in shares) at Sep. 30, 2017	38,649,237				38,649,237
Balances at Sep. 30, 2017	$ 3,900	$ 160,100	$ (169,100)	$ 19,000	$ 13,900